Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Other Current Liabilities - Schedule of Other Current Liabilities

Other current liabilities consisted of the following:

	As at June 30,	As at December 31,
USD'000	2024 (unaudited)	2023
Other tax payable	6	13
Customer contract liability, current	28	125
Total other current liabilities	34	138